Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Melanie Chan
Title: Chief Compliance Officer
Phone: 203-388-4926

Signature, Place, and Date of Signing:
Melanie Chan			 Stamford, CT               08/09/2012
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 8
Form 13F Information Table Value Total: $ 2,802 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


								VALUE	 SHARES/   SH/	PUT/	INVSTMT	OTHER	 VOTING AUTHORITY
       NAME OF ISSUER		 TITLE OF CLASS	   CUSIP	(x$1000) PRN AMT   PRN 	CALL	DSCRETN	MANAGERS SOLE	SHARED NONE
-------------------------------  --------------    ----------   -------- --------  ---- -----	------- -------- ------ ------ -----

WTS SEARCHMEDIA HOLDINGS LIMITED *W EXP 11/19/201  G8005Y114	6	60300	   SH		SOLE	NONE	 60300
TOWER SEMICONDUCTOR LTD		 ORD		   M87915100	122	183238	   SH		SOLE	NONE	 183238
WTS ARMOUR RESIDENTIAL REIT INC	 *W EXP 11/07/201  042315119	1	86000	   SH		SOLE	NONE	 86000
KKR FINANCIAL HOLDINGS LLC	 COM		   48248A306	320	37600	   SH		SOLE	NONE	 37600
TWO HBRS INVT CORP		 *W EXP 11/07/201  90187B119	27	126500	   SH		SOLE	NONE	 126500
VERIZON COMMUNICATIONS INC    	 COM		   92343V104	178	4000	   SH		SOLE	NONE	 4000
LIONS GATE ENTMT INC		 NOTE 3.625% 3/1   53626YAA6	881	476000	   PRN		SOLE	NONE	 476000
VECTOR GROUP LTD		 FRNT 11/1	   92240MAS7	1266	1000000	   PRN		SOLE	NONE	 1000000